GENERAL (Details) (IPO [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Nov. 30, 2013
IPO [Member]
Sale of Stock [Line Items]
Proceeds from stock issuance, IPO	$ 93,564
Issuance of Ordinary Shares in IPO, net, shares	5,712,446
Sale of stock, price per share	$ 16.50
Underwriting discounts and commissions	7,306
Other offering expense	$ 3,506